Financial instruments included in the statement of financial position and impact on income - Schedule of Financial Asset and Liabilities (Details) € in Thousands	Jun. 30, 2024 EUR (€)
Disclosure of detailed information about financial instruments
Total financial assets	€ 69,764
Total financial assets, at fair value	69,764
Total financial liabilities	68,307
Total financial liabilities, at fair value	66,822
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	68,307
Non-current financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities	44,168
Total financial liabilities, at fair value	42,677
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	44,168
Current financial liabilities
Disclosure of detailed information about financial instruments
Total financial liabilities	5,000
Total financial liabilities, at fair value	5,006
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	5,000
Trade payables and other payables
Disclosure of detailed information about financial instruments
Total financial liabilities	19,139
Total financial liabilities, at fair value	19,139
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments
Total financial liabilities	19,139
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets	0
Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	69,764
Non-current financial assets
Disclosure of detailed information about financial instruments
Total financial assets	308
Total financial assets, at fair value	308
Non-current financial assets | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments
Total financial assets
Non-current financial assets | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	308
Trade receivables
Disclosure of detailed information about financial instruments
Total financial assets	3,121
Total financial assets, at fair value	3,121
Trade receivables | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	3,121
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Total financial assets	66,335
Total financial assets, at fair value	66,335
Cash and cash equivalents | Assets and liabilities carried at amortized cost
Disclosure of detailed information about financial instruments
Total financial assets	€ 66,335